[PIMCO Funds Letterhead]



                        May 21, 1997

VIA EDGAR



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: PIMCO Funds
   (File No. 33-12113)

Dear Sirs:

   Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by PIMCO Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

   1. the form of Prospectus dated May 1, 1997 describing the Class A shares of the Total Return Fund of the Trust that would have been filed under Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in Post-Effective Amendment No. 34 to the Trust's registration statement; and

   2. the text of Post-Effective Amendment No. 34 to the Trust's registration statement has been filed electronically.

   No fees are required in connection with this filing.
Please contact the undersigned at (714) 760-4717 with any questions or comments regarding this matter.

Sincerely,



/s/Teresa A. Wagner

TW/smg